Long-Term Debt - Additional Information (Detail)							1 Months Ended			3 Months Ended					12 Months Ended
	Jan. 02, 2018 USD ($)	Nov. 27, 2017 USD ($)	Jul. 05, 2017 USD ($)	Jul. 15, 2016 USD ($)	Nov. 27, 2013 USD ($)	Jan. 12, 2011 USD ($)	Dec. 31, 2016 USD ($)	Sep. 30, 2016 USD ($)	May 31, 2016 USD ($)	Sep. 30, 2017 USD ($)	Mar. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Sep. 30, 2016 USD ($)	Jun. 30, 2016 USD ($)	Dec. 31, 2017 USD ($) Convenant	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Jan. 31, 2017 USD ($)	Mar. 29, 2016 USD ($)	Apr. 30, 2013	Apr. 26, 2012 USD ($)	Apr. 05, 2011 USD ($)
Debt Instrument [Line Items]
Aggregate principal amount of senior notes							$ 14,198,084,000					$ 14,198,084,000			$ 14,208,658,000	$ 14,198,084,000
Gain (loss) on early extinguishment of debt															$ (4,109,000)	1,030,092,000	$ 7,061,000
Interest payment dates															Semi-annually on January 15 and July 15
Early redemption price equal to percentage of principal amount of notes															100.00%
Number of financial covenants | Convenant															2
Intelsat Jackson Revolving Credit New Tranche [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument [Line Items]
Debt instruments variable interest rate spread					2.75%
Intelsat Jackson Revolving Credit New Tranche [Member] | London Interbank Offered Rate (LIBOR) [Member] | Minimum [Member]
Debt Instrument [Line Items]
Debt instruments variable interest rate spread					1.00%
Intelsat Jackson Revolving Credit New Tranche [Member] | ABR [Member]
Debt Instrument [Line Items]
Debt instruments variable interest rate spread					1.75%
First Luxembourg 2018 Exchange [Member]
Debt Instrument [Line Items]
Fees							3,300,000
Cash paid in connection with the debt exchanges							226,500,000
2021 Luxembourg Exchange [Member]
Debt Instrument [Line Items]
Aggregate principal amount of senior notes							538,400,000					538,400,000				538,400,000
Gain (loss) on early extinguishment of debt							609,800,000
Cash paid in connection with the debt exchanges							29,400,000
Luxembourg 2023 Exchange [Member]
Debt Instrument [Line Items]
Aggregate principal amount of senior notes							61,400,000					61,400,000				61,400,000
Gain (loss) on early extinguishment of debt							69,400,000
Cash paid in connection with the debt exchanges							3,300,000
Term Loan Facility [Member] | Senior Secured Credit Facility [Member]
Debt Instrument [Line Items]
Term loan facility						$ 3,250,000,000
Subsequent Event [Member] | B Two Tranche Term Loan [Member] | Intelsat Jackson Revolving Credit New Tranche [Member]
Debt Instrument [Line Items]
Aggregate principal amount of senior notes	$ 1,095,000,000
Subsequent Event [Member] | B Four Tranche Term Loan [Member] | Intelsat Jackson Revolving Credit New Tranche [Member]
Debt Instrument [Line Items]
Aggregate principal amount of senior notes	$ 395,000,000
Subsequent Event [Member] | B Four Tranche Term Loan [Member] | Intelsat Jackson Revolving Credit New Tranche [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument [Line Items]
Senior Notes, Interest rate	4.50%
Subsequent Event [Member] | B Four Tranche Term Loan [Member] | Intelsat Jackson Revolving Credit New Tranche [Member] | Base Rate [Member]
Debt Instrument [Line Items]
Senior Notes, Interest rate	3.50%
Subsequent Event [Member] | B Five Tranche Term Loan [Member] | Intelsat Jackson Revolving Credit New Tranche [Member]
Debt Instrument [Line Items]
Aggregate principal amount of senior notes	$ 700,000,000
Senior Notes, Interest rate	6.625%
Debt, maturity date	Jan. 02, 2024
6.75% Senior Notes due June 2018 [Member]
Debt Instrument [Line Items]
Aggregate principal amount of senior notes																		$ 403,300,000
Senior Notes, Interest rate																		6.75%
12.5% Senior Notes due 2024 [Member]
Debt Instrument [Line Items]
Senior Notes, Interest rate																		12.50%
2018 Luxembourg Notes [Member] | Second Luxembourg 2018 Exchange [Member]
Debt Instrument [Line Items]
Aggregate principal amount of senior notes																		$ 25,000,000
Gain (loss) on early extinguishment of debt											$ 500,000
2018 Luxembourg Notes [Member] | First Luxembourg 2018 Exchange [Member]
Debt Instrument [Line Items]
Aggregate principal amount of senior notes							377,600,000					377,600,000				377,600,000
12.5% Senior Notes due 2022 [Member] | First Luxembourg 2018 Exchange [Member]
Debt Instrument [Line Items]
Aggregate principal amount of senior notes							$ 132,100,000					$ 132,100,000				$ 132,100,000
Senior Notes, Interest rate							12.50%					12.50%				12.50%
7.75% Senior Notes due June 2021 [Member] | 2021 Luxembourg Exchange [Member]
Debt Instrument [Line Items]
Aggregate principal amount of senior notes							$ 979,200,000					$ 979,200,000				$ 979,200,000
Senior Notes, Interest rate							7.75%					7.75%				7.75%
8.125% Senior Notes due June 2023 [Member] | Luxembourg 2023 Exchange [Member]
Debt Instrument [Line Items]
Aggregate principal amount of senior notes							$ 111,700,000					$ 111,700,000				$ 111,700,000
Senior Notes, Interest rate							8.125%					8.125%				8.125%
Senior Secured Credit Facility [Member] | London Interbank Offered Rate (LIBOR) [Member] | Minimum [Member]
Debt Instrument [Line Items]
Senior Notes, Interest rate																				3.00%
Senior Secured Credit Facility [Member] | ABR [Member] | Minimum [Member]
Debt Instrument [Line Items]
Senior Notes, Interest rate																				2.00%
Senior Secured Credit Facility [Member] | Term Loan Facility [Member]
Debt Instrument [Line Items]
Quarterly payment percentage						0.25%
Debt, maturity date					Jun. 30, 2019
Senior Secured Credit Facility [Member] | Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Revolving credit facility						$ 500,000,000
Senior Secured Credit Facility [Member] | Revolving Credit Facility [Member] | Intelsat Jackson Revolving Credit New Tranche [Member]
Debt Instrument [Line Items]
Revolving credit facility					$ 450,000,000
Debt, maturity date					Jul. 12, 2017
Senior Secured Credit Facility [Member] | Revolving Credit Facility [Member] | Intelsat Jackson Revolving Credit Tranche [Member]
Debt Instrument [Line Items]
Revolving credit facility					$ 50,000,000
Financial Covenants [Member]
Debt Instrument [Line Items]
Consolidated secured debt to consolidated EBITDA ratio															2.74
Consolidated EBITDA to consolidated interest expense															2.05
Financial Covenants [Member] | Maximum [Member]
Debt Instrument [Line Items]
Consolidated secured debt to consolidated EBITDA ratio															3.50
Consolidated EBITDA to consolidated interest expense															1.75
Intelsat Jackson [Member]
Debt Instrument [Line Items]
Aggregate principal amount of senior notes							$ 11,702,378,000					$ 11,702,378,000			$ 11,684,650,000	$ 11,702,378,000						$ 2,650,000,000
Intelsat Jackson [Member] | New Jackson Notes [Member]
Debt Instrument [Line Items]
Interest payment dates															Semi-annually on April 1 and October 1.
Intelsat Jackson [Member] | 8.00% Senior Secured Notes due February 2024 [Member]
Debt Instrument [Line Items]
Aggregate principal amount of senior notes							$ 1,349,678,000					$ 1,349,678,000			$ 1,349,678,000	$ 1,349,678,000			$ 1,250,000,000
Senior Notes, Interest rate							8.00%					8.00%			8.00%	8.00%			8.00%
Senior Notes, Maturity date															2024-02	2024-02
Senior Notes, Principal amount								$ 99,700,000					$ 99,700,000
Interest payment dates															Semi-annually on February 15 and August 15.
Intelsat Jackson [Member] | 6.625 % Senior Notes due December 2022 [Member]
Debt Instrument [Line Items]
Senior Notes, Interest rate									6.625%
Debt amount repurchased, redeemed or prepaid									$ 459,700,000
Senior Notes, Maturity date															2022-12
Gain (loss) on early extinguishment of debt									131,400,000					$ 131,400,000
Debt amount repurchased, redeemed or prepaid								141,400,000
Cash paid as part of repayment								17,000,000
Principal amount of debt consent for amendment of indenture								141,500,000
Cash paid for amendment of indenture								$ 9,200,000
Intelsat Jackson [Member] | 9.5% Senior Secured Notes due September 2022 [Member]
Debt Instrument [Line Items]
Aggregate principal amount of senior notes							$ 490,000,000		$ 490,000,000			$ 490,000,000			$ 490,000,000	$ 490,000,000
Senior Notes, Interest rate							9.50%		9.50%			9.50%			9.50%	9.50%
Debt amount repurchased, redeemed or prepaid				$ 673,500,000
Senior Notes, Maturity date															2022-09	2022-09
Gain (loss) on early extinguishment of debt													$ 219,600,000			$ 219,600,000
Senior Notes, Discount rate									2.00%
Interest payment dates															Semi-annually on March 30 and September 30.
Intelsat Jackson [Member] | 9.75% Senior Notes due July 2025 [Member]
Debt Instrument [Line Items]
Aggregate principal amount of senior notes			$ 1,500,000,000
Senior Notes, Interest rate			9.75%
Senior Notes, Maturity date															2025
Intelsat Jackson [Member] | 7.25% Senior Notes due April 2019 [Member]
Debt Instrument [Line Items]
Aggregate principal amount of senior notes			$ 1,500,000,000				$ 1,500,000,000					$ 1,500,000,000				$ 1,500,000,000						$ 1,500,000,000
Senior Notes, Interest rate			7.25%				7.25%					7.25%			7.25%	7.25%						7.25%
Debt amount repurchased, redeemed or prepaid			$ 1,500,000,000
Senior Notes, Maturity date															2019-04	2019-04
Gain (loss) on early extinguishment of debt										$ (4,600,000)					$ (4,600,000)
Intelsat Jackson [Member] | 7.25% Senior Notes due October 2020 [Member]
Debt Instrument [Line Items]
Aggregate principal amount of senior notes							$ 2,200,000,000					$ 2,200,000,000			$ 2,200,000,000	$ 2,200,000,000					$ 1,200,000,000
Senior Notes, Interest rate							7.25%					7.25%			7.25%	7.25%					7.25%
Senior Notes, Maturity date															2020-10	2020-10
Interest payment dates															Semi-annually on April 15 and October 15.
Intelsat Jackson [Member] | 7.25% Senior Notes due 2019 [Member]
Debt Instrument [Line Items]
Aggregate principal amount of senior notes															$ 1,150,000,000
Senior Notes, Interest rate															7.25%
Senior Notes, Maturity date															2021-04
Intelsat Jackson [Member] | 5.5% Senior Notes due 2023 [Member]
Debt Instrument [Line Items]
Aggregate principal amount of senior notes															$ 2,000,000,000
Senior Notes, Interest rate															5.50%
Senior Notes, Maturity date															2023-08
Early redemption price equal to percentage of principal amount of notes															100.00%
Intelsat Jackson [Member] | Senior Secured Credit Facility [Member] | Term Loan Facility [Member] | B Three Tranche Term Loan [Member]
Debt Instrument [Line Items]
Term loan facility		$ 2,000,000,000
Debt, maturity date															Nov. 27, 2023
Debt instrument redemption percentage		1.00%
Intelsat Jackson [Member] | Senior Secured Credit Facility [Member] | Term Loan Facility [Member] | B Three Tranche Term Loan [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument [Line Items]
Debt instruments variable interest rate spread		3.75%
Intelsat Jackson [Member] | Senior Secured Credit Facility [Member] | Term Loan Facility [Member] | B Three Tranche Term Loan [Member] | Base Rate [Member]
Debt Instrument [Line Items]
Debt instruments variable interest rate spread		2.75%
Intelsat Jackson [Member] | 9.75% Senior Notes due July 2025 [Member]
Debt Instrument [Line Items]
Aggregate principal amount of senior notes															$ 1,500,000,000
Senior Notes, Interest rate							9.75%					9.75%			9.75%	9.75%
Senior Notes, Maturity date															2025-07	2025-07
Intelsat Luxembourg [Member]
Debt Instrument [Line Items]
Aggregate principal amount of senior notes							$ 3,467,902,000					$ 3,467,902,000			$ 3,268,870,000	$ 3,467,902,000
Intelsat Luxembourg [Member] | 6.75% Senior Notes due June 2018 [Member]
Debt Instrument [Line Items]
Aggregate principal amount of senior notes							$ 500,000,000					$ 500,000,000			$ 96,650,000	$ 500,000,000
Senior Notes, Interest rate							6.75%					6.75%			6.75%	6.75%
Senior Notes, Maturity date															2018-06	2018-06
Interest payment dates															Semi-annually on June 1 and December 1
Intelsat Luxembourg [Member] | 7 3/4% Senior Notes due 2021 [Member]
Debt Instrument [Line Items]
Aggregate principal amount of senior notes															$ 2,000,000,000
Senior Notes, Interest rate															7.75%
Senior Notes, Maturity date															2021-06
Interest payment dates															Semi-annually on June 1 and December 1.
Intelsat Luxembourg [Member] | 8.125% Senior Notes due June 2023 [Member]
Debt Instrument [Line Items]
Aggregate principal amount of senior notes							$ 1,000,000,000					$ 1,000,000,000			$ 1,000,000,000	$ 1,000,000,000
Senior Notes, Interest rate							8.125%					8.125%			8.125%	8.125%
Senior Notes, Maturity date															2023-06	2023-06
Interest payment dates															Semi-annually on June 1 and December 1.
Early redemption price equal to percentage of principal amount of notes															100.00%
Intelsat Luxembourg [Member] | 12.5% Senior Notes due November 2024 [Member]
Debt Instrument [Line Items]
Aggregate principal amount of senior notes															$ 403,350,000
Senior Notes, Interest rate							12.50%					12.50%			12.50%	12.50%
Senior Notes, Maturity date															2024-11	2024-11
Interest payment dates															Semi-annually on May 15 and November 15.
Intelsat Connect Finance S.A [Member]
Debt Instrument [Line Items]
Aggregate principal amount of senior notes							$ 434,627,000					$ 434,627,000			$ 464,784,000	$ 434,627,000
Gain (loss) on early extinguishment of debt												$ 679,100,000
Intelsat Connect Finance S.A [Member] | 7 3/4% Senior Notes due 2021 [Member]
Debt Instrument [Line Items]
Aggregate principal amount of senior notes															979,200,000
Intelsat Connect Finance S.A [Member] | 12.5% Senior Secured Notes due April 2022 [Member]
Debt Instrument [Line Items]
Aggregate principal amount of senior notes															$ 731,900,000
Senior Notes, Interest rate															12.50%
Senior Notes, Maturity date															2022-04
Interest payment dates															Semi-annually on June 15 and December 15.
Intelsat Connect Finance S.A [Member] | 2018 Luxembourg Notes [Member] | Second Luxembourg 2018 Exchange [Member]
Debt Instrument [Line Items]
Aggregate principal amount of senior notes																		$ 377,600,000
Intelsat Connect Finance S.A [Member] | 12.5% Senior Notes due November 2024 [Member]
Debt Instrument [Line Items]
Aggregate principal amount of senior notes															$ 402,600,000